Segmented information (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill	$ 23,352	$ 41,500	$ 56,879
Long-term Investments, Total	33,324	22,128
On-Road Systems [Member]
Goodwill	0
Corporate And Technology Investments [Member]
Long-term Investments, Total	32,898	21,872
Westport Operations [Member]
Goodwill	23,352	41,500
Long-term Investments, Total	$ 426	$ 256